Long term debt (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long term debt, consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	45,124	71,944	954.3
Indian rupee loans	23,813	16,945	224.8
	68,937	88,889	1,179.1
Other secured bank loan:
Vehicle loan	10	-	-
Total debt	68,947	88,889	1,179.1
Less current portion	7,289	2,303	30.5
Long-term debt	61,658	86,586	1,148.6

Summary of Aggregate Maturities of Long Term Debt

As of March 31, 2020, the aggregate maturities of long-term debt are as follows:

	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2021	2,338	31.0
2022	5,472	72.6
2023	38,973	517.0
2024	1,150	15.3
2025	29,829	395.7
Thereafter	12,266	162.6
Total: aggregate maturities of long-term debt	90,028	1,194.2
Less: carrying value of unamortized debt financing costs	(1,139)	(15.1)
Net maturities of long-term debt	88,889	1,179.1
Less: current portion of long-term debt	(2,303)	(30.5)
Long-term debt	86,586	1,148.6

(1)

Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2020 as per Reserve Bank of India.